NOTES PAYABLE RELATED PARTIES (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2016	Mar. 31, 2016	Mar. 30, 2016	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 07, 2016
Notes assumed		$ 772,970
Principal amount				$ 2,500,000
Outstanding amount				$ 1,320,000
Percentage of accrued interest above prime rate				1.00%
Interest expense				$ 13,228	$ 8,994	$ 7,500	$ 93,067
Notes payable				772,970
Additional notes payable				$ 820,000
Chairman [Member]
Percentage of accrued interest above prime rate	1.00%
Repayment of principal amount	$ 600,000
Repayment of accured interest	$ 1,985
Notes Payable One [Member]
Principal amount		68,970
Interest rate			12.00%
Notes Payable [Member]
Principal amount			$ 704,000
Percentage of accrued interest above prime rate			1.00%
Board of Directors [Member]
Principal amount			$ 760,470
Notes payable								$ 500,000
Chief Executive Officer [Member]
Principal amount		$ 12,500